Financial instruments and risk management (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 14,846	€ 14,846
Financial liabilities	23,854	39,035
Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	23,854	39,035
Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	24,288	295
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,850	5,850
Borrowings | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,850	5,850
Financial liabilities, at fair value	6,284	5,811
Borrowings | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Preferred shares treated as financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	26,280
Preferred shares treated as financial liabilities | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	26,280
Financial liabilities, at fair value	0	26,280
Preferred shares treated as financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,489	5,568
Trade payables | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,489	5,568
Financial liabilities, at fair value	11,489	5,568
Trade payables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	295
Contingent consideration | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities, at fair value	0	0
Contingent consideration | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	295
Deferred consideration payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	1,000
Deferred consideration payable | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	1,000
Financial liabilities, at fair value	0	1,000
Deferred consideration payable | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,515	42
Other liabilities | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,515	42
Financial liabilities, at fair value	6,515	42
Other liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Other financial liabilities to third parties (current)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,515	1,337
Other financial liabilities to third parties (current) | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,515	1,042
Financial liabilities, at fair value	6,515	1,042
Other financial liabilities to third parties (current) | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	295
Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,207	14,846
Financial liabilities	23,854	38,740
Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	18,207	14,846
Financial liabilities, at fair value	24,288	38,701
Deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	20	18
Deposits | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	20	18
Financial assets, at fair value	20	18
Deposits | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	3	3
Other receivables | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	3	3
Financial assets, at fair value	3	3
Other receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other non-current financial assets - third parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	23	21
Other non-current financial assets - third parties | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	23	21
Financial assets, at fair value	23	21
Other non-current financial assets - third parties | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,814	4,272
Trade receivables | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,814	4,272
Financial assets, at fair value	6,814	4,272
Trade receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Deposits current
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,099	2,155
Deposits current | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,099	2,155
Financial assets, at fair value	2,099	2,155
Deposits current | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other receivables current
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,057	334
Other receivables current | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,057	334
Financial assets, at fair value	1,057	334
Other receivables current | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other financial assets - third parties (current)
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,156	2,489
Other financial assets - third parties (current) | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,156	2,489
Financial assets, at fair value	3,156	2,489
Other financial assets - third parties (current) | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,214	8,064
Cash and cash equivalents | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,214	8,064
Financial assets, at fair value	8,214	8,064
Cash and cash equivalents | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 0